RELATED PARTY TRANSACTION AND BALANCES	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTION AND BALANCES
RELATED PARTY TRANSACTION AND BALANCES

19.   RELATED PARTY TRANSACTION AND BALANCES

The Company has entered into royalty agreements with Recruit Management Solutions Co., Ltd. (“RMS”) and Recruit Career Co., Ltd. (“RCC”), which are wholly owned subsidiaries of Recruit Holdings Co., Ltd. (“Recruit”), for the use of training and online assessment materials. Recruit is a shareholder of the Company. The royalty fees charged by RMS were RMB152,  RMB270 and RMB285 during the years ended December 31, 2016, 2017 and 2018, respectively. The royalty fees charged by RCC were RMB60,  RMB20 and RMB14 during the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the royalty payables due to RMS were RMB68 and RMB81, respectively. As of December 31, 2017 and 2018, the royalty payables due to RCC were RMB0.5 and RMB2, respectively.